Stock Options (Details) - Schedule of additional information regarding stock options outstanding	12 Months Ended
Oct. 31, 2022 CAD ($) $ / shares shares
Stock Options (Details) - Schedule of additional information regarding stock options outstanding [Line Items]
Range of exercise prices | $ / shares
Number of stock options Outstanding | shares	157,666
Weighted average remaining contractual life (years) Outstanding	6 years 5 months 12 days
Weighted average exercise price Outstanding | $ / shares	$ 20.45
Number of stock options Exercisable | shares	71,194
Weighted average exercise price Exercisable | $	$ 20.3
5.55 [Member]
Stock Options (Details) - Schedule of additional information regarding stock options outstanding [Line Items]
Range of exercise prices | $ / shares	$ 5.55
Number of stock options Outstanding | shares	16,000
Weighted average remaining contractual life (years) Outstanding	3 years 6 months 25 days
Weighted average exercise price Outstanding | $ / shares	$ 5.55
Number of stock options Exercisable | shares	6,667
Weighted average exercise price Exercisable | $	$ 5.55
16.80 [Member]
Stock Options (Details) - Schedule of additional information regarding stock options outstanding [Line Items]
Range of exercise prices | $ / shares	$ 16.8
Number of stock options Outstanding | shares	29,333
Weighted average remaining contractual life (years) Outstanding	9 years 3 months 3 days
Weighted average exercise price Outstanding | $ / shares	$ 16.8
Number of stock options Exercisable | shares	12,500
Weighted average exercise price Exercisable | $	$ 16.8
20.40 [Member]
Stock Options (Details) - Schedule of additional information regarding stock options outstanding [Line Items]
Range of exercise prices | $ / shares	$ 20.4
Number of stock options Outstanding | shares	12,667
Weighted average remaining contractual life (years) Outstanding	9 years 1 month 9 days
Weighted average exercise price Outstanding | $ / shares	$ 20.4
Number of stock options Exercisable | shares	12,667
Weighted average exercise price Exercisable | $	$ 20.4
22.50 [Member]
Stock Options (Details) - Schedule of additional information regarding stock options outstanding [Line Items]
Range of exercise prices | $ / shares	$ 22.5
Number of stock options Outstanding | shares	35,000
Weighted average remaining contractual life (years) Outstanding	3 years 6 months 25 days
Weighted average exercise price Outstanding | $ / shares	$ 22.5
Number of stock options Exercisable | shares	15,833
Weighted average exercise price Exercisable | $	$ 22.5
23.40 [Member]
Stock Options (Details) - Schedule of additional information regarding stock options outstanding [Line Items]
Range of exercise prices | $ / shares	$ 23.4
Number of stock options Outstanding | shares	6,000
Weighted average remaining contractual life (years) Outstanding	6 years 6 months
Weighted average exercise price Outstanding | $ / shares	$ 23.4
Number of stock options Exercisable | shares	2,250
Weighted average exercise price Exercisable | $	$ 23.4
24.00 [Member]
Stock Options (Details) - Schedule of additional information regarding stock options outstanding [Line Items]
Range of exercise prices | $ / shares	$ 24
Number of stock options Outstanding | shares	31,333
Weighted average remaining contractual life (years) Outstanding	9 years 3 months 3 days
Weighted average exercise price Outstanding | $ / shares	$ 24
Number of stock options Exercisable | shares	7,833
Weighted average exercise price Exercisable | $	$ 24
24.90 [Member]
Stock Options (Details) - Schedule of additional information regarding stock options outstanding [Line Items]
Range of exercise prices | $ / shares	$ 24.9
Number of stock options Outstanding | shares	4,000
Weighted average remaining contractual life (years) Outstanding	3 years 10 months 20 days
Weighted average exercise price Outstanding | $ / shares	$ 24.9
Number of stock options Exercisable | shares	4,000
Weighted average exercise price Exercisable | $	$ 24.9
25.20 [Member]
Stock Options (Details) - Schedule of additional information regarding stock options outstanding [Line Items]
Range of exercise prices | $ / shares	$ 25.2
Number of stock options Outstanding | shares	20,000
Weighted average remaining contractual life (years) Outstanding	3 years 8 months 1 day
Weighted average exercise price Outstanding | $ / shares	$ 25.2
Number of stock options Exercisable | shares	8,333
Weighted average exercise price Exercisable | $	$ 25.2
30.00 [Member]
Stock Options (Details) - Schedule of additional information regarding stock options outstanding [Line Items]
Range of exercise prices | $ / shares	$ 30
Number of stock options Outstanding | shares	3,333
Weighted average remaining contractual life (years) Outstanding	9 years 1 month 9 days
Weighted average exercise price Outstanding | $ / shares	$ 30
Number of stock options Exercisable | shares	1,111
Weighted average exercise price Exercisable | $	$ 30